Supplement Dated December 23, 2003
                                     to the
                         Prospectus Dated August 1, 2003
                                     for the
                        CULLEN HIGH DIVIDEND EQUITY FUND
                       a series of the Cullen Funds Trust

     Certain of the wire transfer information provided under the caption "Methods of Buying - By wire" in the Prospectus is incorrect. To open an account or to make additional investments by wire, call 1-877-485-8586 to notify the Fund of the incoming wire, and use the corrected wiring instructions below:

                     U.S. Bank, N.A.
                     Milwaukee, WI 53202
                     ABA #: 042000013
                     Credit:  U.S. Bancorp Fund Services, LLC
                     Account #:  112952137
                     Further Credit: Cullen High Dividend Equity Fund (your name or the title on the account)
                     (your account #)

     Please contact the Fund as indicated in the Prospectus if you have any questions or concerns regarding these wire instructions.